Federated Hermes Conservative Municipal Microshort Fund
Portfolio of Investments
May 31, 2022 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—89.8%
		Alabama—2.2%
$2,000,000		Mobile, AL IDB (Alabama Power Co.), PCRBs (Series 2007B) Weekly VRDNs, 0.930%, 6/1/2022	$ 2,000,000
		Arizona—4.1%
170,000		Arizona Board of Regents (Northern Arizona University), Revenue Bonds (Series 2020B), (Assured Guaranty Municipal Corp. INS), 5.000%, 8/1/2022	171,066
3,000,000		Arizona State IDA (Vaseo Apartments LP), Mizuho 3a-7 (2021-MIZ9088) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 1.040%, 6/2/2022	3,000,000
300,000		Arizona Transportation Board, Grant Anticipation Refunding Notes (Series 2016), 5.000%, 7/1/2022	300,950
90,000		Phoenix, AZ Civic Improvement Corp. - Wastewater System, Revenue Refunding Bonds (Series 2016), 5.000%, 7/1/2022	90,283
100,000		Pima County, AZ Sewer System, Revenue Obligations (Series 2020A), 5.000%, 7/1/2022	100,312
		TOTAL	3,662,611
		California—6.1%
260,000		California State Public Works Board (California State), (2013 Series E), 5.000%, 6/1/2022	260,000
550,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2021 Series A: One Uptown Newport Apartments) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 0.850%, 6/2/2022	550,000
25,000		Los Angeles County, CA TRANs, 4.000%, 6/30/2022	25,060
3,000,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Mizuho 3a-7 (Series 2022-MIZ9089) Weekly VRDNs, (GTD by FHLMC)/(Mizuho Bank Ltd. LIQ), 0.990%, 6/2/2022	3,000,000
475,000		Los Angeles, CA MFH Revenue Bonds (CORE Related/ GALA Rentals, LP), SPEAR’s 3a7 (Series DBE-8081) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 1.190%, 6/2/2022	475,000
30,000		Metropolitan Water District of Southern California, Subordinate Water Revenue Refunding Bonds (2018 Series A), 5.000%, 7/1/2022	30,095
585,000		River Islands, CA Public Financing Authority (River Islands, CA Public Financing Authority Community Facilities District No. 2003-1), Tender Option Bond Trust Floater Certificates (2020-MIZ9026) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 1.040%, 6/2/2022	585,000
100,000		San Diego, CA USD, UT GO Refunding Bonds (2014 Series D-1), 5.500%, 7/1/2022	100,372
525,000		Southern California Public Power Authority (Southern Transmission System), Revenue Refunding Bonds (2018 Series A), 5.000%, 7/1/2022	526,662
		TOTAL	5,552,189
		Colorado—0.3%
242,886		Colorado HFA (Steele San Juan, LLC), Mizuho 3a-7 (Series 2021-MIZ9068) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 1.040%, 6/2/2022	242,886
		Connecticut—2.4%
2,030,000		Connecticut State HEFA (Central Connecticut Coast YMCA), (Series A) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.830%, 6/2/2022	2,030,000
100,000		Connecticut State Special Transportation Fund, RBC Muni Products (Series G-110) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.970%, Optional Tender 10/3/2022	100,000
		TOTAL	2,130,000
		Florida—0.8%
130,000		Capital Trust Agency, FL (Milestones Community School, Inc.), Tender Option Bond Trust Receipts (2022-XF2965) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.990%, 6/2/2022	130,000
400,000		Florida State, Board of Education GO Refunding Bonds (2015 Series E), 5.000%, 6/1/2022	400,000
235,000		Miami-Dade County, FL HFA (Superior Manor Phase II LLC), Mizuho 3a-7 (2022-MIZ9087) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 1.040%, 6/2/2022	235,000
		TOTAL	765,000
		Georgia—5.3%
1,215,000		Atlanta, GA Airport General Revenue, (Series 2019B), 5.000%, 7/1/2022	1,218,396
2,075,000		Burke County, GA Development Authority (Georgia Power Co.), (Series 2008) Daily VRDNs, 0.770%, 6/1/2022	2,075,000
175,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 0.790%, 6/1/2022	175,000
400,000		Floyd County, GA Development Authority PCRBs (Georgia Power Co.), (First Series 2010) Daily VRDNs, 0.780%, 6/1/2022	400,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—continued
$ 900,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), (First Series 2008) Daily VRDNs, 0.770%, 6/1/2022	$ 900,000
		TOTAL	4,768,396
		Idaho—4.4%
4,000,000		American Falls, ID Reservoir District (Idaho Power Co.), (Series 2000) Weekly VRDNs, 0.920%, 6/1/2022	4,000,000
		Illinois—2.9%
1,650,000		Illinois Development Finance Authority (North Shore Senior Center), (Series 1999) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.870%, 6/1/2022	1,650,000
500,000		Illinois Finance Authority (Saint Xavier University), (Series 2006) Weekly VRDNs, (Huntington National Bank LOC), 0.850%, 6/2/2022	500,000
500,000		Illinois State, GO Bonds (Series 2022A), 5.000%, 3/1/2023	511,374
		TOTAL	2,661,374
		Indiana—3.8%
290,000		Greater Clark County, IN Community Schools Corp., Ad Valorem Property Tax First Mortgage Bonds (Series 2020), (GTD by Indiana State School Aid Intercept Program), 4.000%, 1/15/2023	294,451
3,000,000		Indiana State Finance Authority Environmental (Mittal Steel USA, Inc.), (Series 2006) Weekly VRDNs, (Banco Bilbao Vizcaya Argentaria SA LOC), 0.890%, 6/1/2022	3,000,000
100,000		Plainfield, IN High School Building Corp., Ad Valorem Property Tax First Mortgage Refunding Bonds (Series 2014), (GTD by Indiana State School Aid Intercept Program), 5.000%, 7/15/2022	100,461
		TOTAL	3,394,912
		Iowa—0.3%
85,000		Cedar Rapids, IA Community School District, Sales, Services and Use Tax Revenue Bonds (Series 2020B), 5.000%, 7/1/2022	85,262
150,000		Waukee, IA, UT GO Bonds (Series 2014), 2.000%, 6/1/2022	150,000
		TOTAL	235,262
		Kansas—0.0%
20,000		Leawood, KS, UT GO Temporary Notes (Series 2021-1) BANs, 1.500%, 9/1/2022	20,003
		Kentucky—2.9%
2,500,000		Kentucky EDFA (Catholic Health Initiatives), (Series 2004 C) Weekly VRDNs, 0.890%, 6/1/2022	2,500,000
125,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021B-1) Daily VRDNs, 0.900%, 6/1/2022	125,000
		TOTAL	2,625,000
		Louisiana—4.6%
1,650,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (GTD by Nucor Corp.), 0.990%, 6/1/2022	1,650,000
2,475,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (GTD by Nucor Corp.), 0.970%, 6/1/2022	2,475,000
		TOTAL	4,125,000
		Massachusetts—0.4%
100,000		Commonwealth of Massachusetts, UT GO Refunding Bonds (2018 Series B), 4.000%, 7/1/2022	100,242
250,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 1.400%, Mandatory Tender 7/12/2022	250,014
		TOTAL	350,256
		Mississippi—2.9%
2,200,000		Mississippi Business Finance Corp. (Tri-State Truck Center, Inc.), (Series 2008) Weekly VRDNs, (Regions Bank LOC), 0.940%, 6/2/2022	2,200,000
440,000		Mississippi Home Corp. (Shady Lane Group LP), (Series 2022-XF1134) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 1.040%, 6/2/2022	440,000
		TOTAL	2,640,000
		Missouri—0.3%
255,000		Kansas City, MO Planned Industrial Expansion Authority (EPD3 Ridgeview LP), Mizuho 3a-7 (2022-MIZ9086) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 1.040%, 6/2/2022	255,000
		Montana—2.4%
2,215,000		Montana State Board of Housing (HRDC IX Affordable Housing Solutions LP), Mizuho 3a-7 (2021-MIZ9061) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 1.040%, 6/2/2022	2,215,000
		Multi-State—7.9%
3,500,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.940%, 6/1/2022	3,500,000
3,500,000		Nuveen AMT-Free Quality Municipal Income Fund, Series D MuniFund Preferred Shares Weekly VRDPs, 1.290%, 6/1/2022	3,500,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Multi-State—continued
$ 100,000		Nuveen Municipal Credit Opportunities Fund, PUTTERs 3a-7 (Series 5033) (VMFP Series C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.940%, 6/1/2022	$ 100,000
		TOTAL	7,100,000
		Nevada—1.9%
1,500,000		Nevada Housing Division (DWF V Summit Club Holdings LLC), Mizuho 3a-7 (2021-MIZ9091) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 1.040%, 6/2/2022	1,500,000
235,000		Nevada Housing Division (Lake Mead West AHP LP), (Series 2021-XF1120) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 1.040%, 6/2/2022	235,000
		TOTAL	1,735,000
		New Jersey—2.4%
10,000		Bergen County, NJ Improvement Authority, (Series 2020A) BANs, (GTD by Bergen County, NJ), 3.000%, 8/15/2022	10,035
75,000		Evesham Township, NJ, UT GO Bonds (Series 2014), 4.000%, 6/1/2022	75,000
198,599		Hillsdale Borough, NJ BANs, 1.000%, 12/2/2022	197,834
146,967		Moonachie, NJ BANs, 1.000%, 10/14/2022	146,640
729,270		Pemberton Township, NJ, (Series 2022) BANs, 4.000%, 5/31/2023	737,989
173,050		Pine Beach, NJ BANs, 1.000%, 10/28/2022	172,574
255,000		Ramsey, NJ BANs, 1.250%, 1/6/2023	253,994
315,000		Southampton Township, NJ BANs, 1.000%, 7/6/2022	314,896
150,000		Spotswood, NJ, (Series A) BANs, 1.000%, 6/16/2022	149,987
75,000		Vernon Township, NJ, UT GO Refunding Bonds (Series 2020A), 4.000%, 1/1/2023	76,088
		TOTAL	2,135,037
		New York—4.6%
460,000		Albany, NY Housing Authority (Nutgrove Garden Apartments), (Series 2005) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.390%, 6/2/2022	460,000
345,000		Avon, NY CSD, UT GO Bonds (Series 2021), (Assured Guaranty Municipal Corp. INS), 2.000%, 6/15/2022	345,068
1,200,000		Connetquot, NY CSD TANs, 1.500%, 6/24/2022	1,200,072
1,000,000		Elmira, NY City School District BANs, 1.500%, 6/24/2022	1,000,246
250,000		Elwood, NY Union Free School District TANs, 1.250%, 6/24/2022	250,003
200,000		Hempstead, NY Union Free School District, (Series A) RANs, 1.000%, 6/30/2022	199,848
285,000		New York City Capital Resource Corp. (Cobble Hill Health Center, Inc.), Loan Enhanced Assistance Program (Series 2008B-3) Weekly VRDNs, (Bank of America N.A. LOC), 0.870%, 6/2/2022	285,000
30,000		New York City, NY, UT GO Bonds (Fiscal 2016 Series C), 5.000%, 8/1/2022	30,194
250,000		New York State Dormitory Authority (Fordham University), Revenue Bonds (Series 2016A), 4.000%, 7/1/2022	250,540
80,000		New York State Dormitory Authority (NYU Langone Hospitals), Revenue Bonds (Series 2014), 5.000%, 7/1/2022	80,243
34,800		Rhinebeck, NY CSD, General Obligation Bonds (Series 2021), 3.000%, 6/15/2022	34,823
		TOTAL	4,136,037
		North Carolina—0.9%
720,000		Selma, NC Housing Authority Multi Family Revenue (GREH Lizzie Mill, NC TC LLC), Tender Option Bond Certificates (Series 2022-XF1133) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 1.040%, 6/2/2022	720,000
75,000		Warren County, NC, Water District General Obligation Refunding Bonds (Series 2015), 5.000%, 6/1/2022	75,000
		TOTAL	795,000
		Ohio—0.2%
150,000		Harrison, OH BANs, 2.000%, 10/25/2022	150,095
		Oklahoma—5.0%
600,000		Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Education Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2022	600,000
2,350,000		Garfield County, OK Industrial Authority Pollution Control (Oklahoma Gas and Electric Co.), (Series 1995-A) Weekly VRDNs, 0.910%, 6/1/2022	2,350,000
1,605,000		Muskogee, OK Industrial Trust (Oklahoma Gas and Electric Co.), (Series 1997A) Weekly VRDNs, 0.910%, 6/1/2022	1,605,000
		TOTAL	4,555,000
		Oregon—0.2%
175,000		Portland, OR Sewer System, First Lien Revenue Refunding Bonds (2016 Series A), 5.000%, 6/15/2022	175,244

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—1.5%
$ 700,000		Commonwealth of Pennsylvania, UT GO Bonds (First Refunding Series of 2019), 5.000%, 7/15/2022	$ 703,264
465,000		East Hempfield Township, PA IDA (BGT Realty), (Series of 2005) Weekly VRDNs, (Fulton Bank, N.A. LOC), 1.100%, 6/2/2022	465,000
170,000		Lancaster, PA IDA (Snavely’s Mill, Inc.), (Series A of 2003) Weekly VRDNs, (Fulton Bank, N.A. LOC), 1.100%, 6/2/2022	170,000
60,000		Northampton County, PA IDA (Binney & Smith Inc.), (Series 1997B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.000%, 6/1/2022	60,000
		TOTAL	1,398,264
		Texas—12.8%
500,000		Austin, TX Affordable Public Finance Authority (LDG Belmont LP), (Series 2021-XF1102) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 1.040%, 6/2/2022	500,000
115,000		Corpus Christi, TX Utility System, Junior Lien Revenue Improvement Bonds (Series 2015C), 5.000%, 7/15/2022	115,530
2,940,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Subseries 2009C-1), CP, 0.860%, Mandatory Tender 6/1/2022	2,940,005
50,000		Killeen, TX, GO Refunding Bonds (Series 2013), 5.000%, 8/1/2022	50,298
110,000		Missouri City, TX, GO Refunding Bonds (Series 2016), 5.000%, 6/15/2022	110,152
400,000		New Braunfels, TX Utility System, Revenue Refunding Bonds (Series 2021), 5.000%, 7/1/2022	401,217
500,000		North Central Texas HFDC (Gala at Waxahachie, LP), Tender Option Bond Trust Certificates (Series 2021-XF1099) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 1.040%, 6/2/2022	500,000
2,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2003) Weekly VRDNs, 0.920%, 6/1/2022	2,000,000
1,550,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 0.840%, 6/1/2022	1,550,000
550,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010B) Daily VRDNs, 0.840%, 6/1/2022	550,000
900,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 0.860%, 6/1/2022	900,000
1,950,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 0.990%, 6/1/2022	1,950,000
		TOTAL	11,567,202
		Utah—2.2%
505,000		Emery County, UT School District, UT GO Bonds (Series 2021), (GTD by Utah State School Bond Guaranty Program), 5.000%, 6/15/2022	505,698
400,000		Salt Lake City, UT (Salt Lake City International Airport), Airport Revenue Bonds (Series 2017A), 5.000%, 7/1/2022	401,121
1,100,000		Salt Lake City, UT (Salt Lake City International Airport), Airport Revenue Bonds (Series 2017B), 5.000%, 7/1/2022	1,103,265
		TOTAL	2,010,084
		Virginia—0.3%
320,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), (Series 2017C) Weekly VRDNs, (Truist Bank LOC), 0.910%, 6/2/2022	320,000
		West Virginia—0.8%
200,000		Mason County, WV (Appalachian Power Co.), PCRBs (Series L), 2.750%, 10/1/2022	200,187
500,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 0.910%, 6/2/2022	500,000
		TOTAL	700,187
		Wisconsin—3.0%
700,000		Appleton, WI Redevelopment Authority (Fox Cities Performing Arts Center), (Series 2001B) Weekly VRDNs, (Associated Bank, N.A. LOC), 0.870%, 6/1/2022	700,000
115,000		Grafton, WI, UT GO Promissory Notes (Series 2019A), 2.000%, 6/1/2022	115,000
100,000		La Crosse, WI IDA (GGP Inc.), (Series A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.000%, 6/2/2022	100,000
450,000		Wisconsin Public Finance Authority (Atlantic Housing Foundation, Inc.), Mizuho 3a-7 (2022-MIZ9092) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 1.040%, 6/2/2022	450,000
1,000,000		Wisconsin State Public Finance Authority (Waste Management, Inc.), (Series A-2) TOBs, 2.000%, Mandatory Tender 8/1/2022	1,000,256
340,000		Wisconsin State Transportation, Revenue Bonds (2012 Series 1), 5.000%, 7/1/2022	341,091
		TOTAL	2,706,347
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $81,133,331)	$81,126,386

Principal Amount		Value
	MUNICIPAL BONDS—0.2%
	Louisiana—0.2%
$ 150,000	Louisiana Stadium and Exposition District, BANS (Series 2021), 4.000%, 7/3/2023 (IDENTIFIED COST $154,202)	$ 152,035
	TOTAL INVESTMENT IN SECURITIES—90.0% (IDENTIFIED COST $81,287,533)	81,278,421
	OTHER ASSETS AND LIABILITIES - NET—10.0%[2]	9,052,533
	TOTAL NET ASSETS—100%	$90,330,954
Securities that are subject to the federal alternative minimum tax (AMT) represent 19.4% of the portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over the counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2022, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
CSD	—Central School District
EDFA	—Economic Development Finance Authority
FHLMC	—Federal Home Loan Mortgage Corporation
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes